Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Balance Sheet Disclosures

3. Balance Sheet Components

Inventories, Net

Inventories, net consist of the following:

(In thousands)	March 31, 2022	December 31, 2021
Raw materials	$452	$458
Work-in-process	45	41
Finished goods, net	508	507
Total inventories, net	$1,005	$1,006

The Company had inventory reserves of $0.3 million as of March 31, 2022 and December 31, 2021, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

(In thousands)	March 31, 2022	December 31, 2021
Prepaid insurance	$3,272	$4,786
Software	3,201	4,144
Other prepaid expense	333	171
Other assets	163	101
Total prepaid expenses and other current assets	$6,969	$9,202

Property and Equipment, Net

Property and equipment, net consist of the following:

(In thousands)	March 31, 2022	December 31, 2021
Robotics and manufacturing equipment	$876	$876
Leasehold improvements	3,890	3,890
Computer equipment	1,270	1,270
Capital leased computer equipment	271	271
Software	355	355
Furniture and fixtures, and other fixed assets	828	753
Construction in progress	855	872
Property and equipment, gross	8,345	8,287
Accumulated depreciation and amortization	(1,504)	(1,236)
Property and equipment, net	$6,841	$7,051

Depreciation expenses were $0.3 million and $0.1 million, for the three months ended March 31, 2022 and 2021, respectively.

Accrued Liabilities

Accrued liabilities consist of the following:

(In thousands)	March 31, 2022	December 31, 2021
Payroll and related costs	$1,263	$2,511
Consulting and professional services	1,825	406
Legal accrual	—	520
Other current liabilities	779	1,043
Total accrued liabilities	$3,867	$4,480

Other Non-current Liabilities

Other non-current liabilities consist of the following:

(In thousands)	March 31, 2022	December 31, 2021
Capital leases and other	6	7
Deferred rent	1,982	1,992
Total other non-current liabilities	$1,988	$1,999

3. Balance Sheet Components

Inventories, net

Inventories, net consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Raw materials	$458	$516
Work-in-process	41	100
Finished goods, net	507	91
Total inventories	$1,006	$707

The Company had inventory reserves of $0.3 million and $0.1 million for the years ended December 31, 2021 and 2020, respectively.

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Prepaid insurance	$4,786	$34
Software	4,144	287
Other prepaid expense	171	279
Other assets	101	93
Total prepaid expenses and other current assets	$9,202	$693

Property and equipment, net

Property and equipment, net consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Robotics and manufacturing equipment	$876	$659
Leasehold improvements	3,890	154
Computer equipment	1,270	568
Capital leased computer equipment	271	386
Software	355	359
Other fixed assets	753	147
Construction in progress	872	141
Property and equipment, gross	8,287	2,414
Accumulated depreciation and amortization	(1,236)	(989)
Property and equipment, net	$7,051	$1,425

Depreciation expenses were $0.5 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively. Amortization of assets under capital leases is included as part of depreciation expense.

Accrued liabilities

Accrued liabilities consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Payroll and related costs	$2,511	$934
Consulting and professional services	406	125
Legal accrual	520	—
Other current liabilities	1,043	196
Total accrued liabilities	$4,480	$1,255

Other non-current liabilities

Other non-current liabilities consist of the following:

(In thousands)	December 31, 2021	December 31, 2020
Payroll and related costs	$—	$286
Capital leases and other	7	240
Deferred rent	1,992	—
Total other non-current liabilities	$1,999	$526